Earnings and Loss per Share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings and Loss per Share

16. Earnings and Loss per Share

The Group reported basic and diluted loss per share during the three and six months ended June 30, 2025 and 2024. Basic earnings and loss per share are calculated by dividing the net profit or loss by the weighted-average number of ordinary shares outstanding for the reporting period.

Diluted earnings and loss per share are calculated by adjusting the weighted-average number of ordinary shares outstanding for any dilutive effects resulting from equity awards granted to the Board and employees of the Group as well as from publicly traded Immatics Warrants. The Group’s equity awards and Immatics Warrants for which the exercise price is exceeding the Group’s weighted average share price, are excluded from the calculation of diluted weighted average number of ordinary shares.

The Group was loss-making during the three and six months ended June 30, 2025 and June 30, 2024, therefore all instruments under the 2020, 2022 and 2024 Equity Plan are anti-dilutive instruments and are excluded in the calculation of diluted weighted average number of ordinary shares outstanding.

The 7,187,500 Immatics Warrants issued in 2020 and outstanding as of June 30, 2025 do not have a dilutive effect for the three and six months ended June 30, 2025 as the Group’s weighted average share price is below the exercise price for the given period and their conversion to ordinary shares would have decreased loss per share. For the three and six months ended June 30, 2024 the Group’s weighted average share price was below the exercise price for the given period. Therefore, Immatics Warrants were anti-dilutive, as its conversion would have decreased loss per share.

	Three months ended June 30,		Six months ended June 30,
	2025	2024 (as restated)*	2025	2024 (as restated)*
	(Euros in thousands, except share and per share data)		(Euros in thousands, except share and per share data)
Numerator:
Net loss	(70,348)	(17,992)	(110,204)	(20,233)
Adjustments of loss	—	—	—	—
Net loss available to common shareholders	(70,348)	(17,992)	(110,204)	(20,233)

Denominator:
Weighted average shares outstanding - basic	121,552,940	103,071,657	121,551,570	100,917,905
Effect of potentially dilutive warrants / shares option	—	—	—	—
Weighted average shares outstanding - diluted	121,552,940	103,071,657	121,551,570	100,917,905

Loss per share - basic	(0.58)	(0.17)	(0.91)	(0.20)
Loss per share - diluted	(0.58)	(0.17)	(0.91)	(0.20)

*See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities